Property and Equipment, Net	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6. Property and Equipment, Net

As of September 30, 2025 and 2024, property and equipment, net, consisted of the following:

	As of September 30,
	2025	2024
Computer equipment	$79,130	$79,248
Furniture and fittings	23,915	23,951
Less: accumulated depreciation	(96,898)	(93,730)
Total property and equipment, net	$6,147	$9,469

Depreciation expense was $3,302, $4,851 and $6,697 for the years ended September 30, 2025, 2024 and 2023, respectively.